Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Central Index Key	dei_EntityCentralIndexKey	0000917469
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2020
Prospectus Date	rr_ProspectusDate	Feb. 01, 2020